SEGMENT REPORTING (Details) - Schedule of disaggregation of revenue by channel - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 3,477	$ 2,914	$ 12,117	$ 7,834
Mass retail
Disaggregation of Revenue [Line Items]
Revenue			6,879	3,318
Specialty, health and other retail
Disaggregation of Revenue [Line Items]
Revenue			689	1,235
Distributors
Disaggregation of Revenue [Line Items]
Revenue			4,036	2,397
E-commerce
Disaggregation of Revenue [Line Items]
Revenue			$ 513	$ 885